Balances and Transactions with Interested Parties and Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of compensation and benefits given to interested parties and related parties

	For the year ended December 31
	2022	2021
	USD in thousands	USD in thousands
Compensation and benefits which were given to interested parties and related parties:

Payroll and related expenses to interested parties employed in the Company	604	641

Granting of options to interested parties employed in the Company	1,717	917

Number of people to whom the benefit applies	1	1

Compensation for directors who are not employed in the Company	619	563

Number of people to whom the benefit applies	7	7

Granting of options to directors who are not employed in the Company	514	261

Number of people to whom the benefit applies	1	1

Schedule of progressive salary program approved

Relevant year	Updated base salary (NIS)	Number of annual bonus salaries subject to the fulfillment of targets which will be determined according to the Company’s compensation policy*
2021 (effective beginning from the date of the meeting’s approval)	86,600** (approximately USD 26,800)	6
2021 - Additional special compensation in respect of the closing of the Clēnera transaction - USA	150,000 (approximately USD 46,500)	Non-recurring
2022	95,000 (approximately USD 28,300)	8
2023	105,000 (approximately USD 29,800)	9